Income Tax - Schedule of Temporary Differences for Deferred Income Tax Assets (Details) - CAD ($) $ in Thousands	Apr. 30, 2025	Apr. 30, 2024
Major components of tax expense (income) [abstract]
Non-capital loss carry-forward	$ 25	$ 17
Financing costs	467	1,019
Other deferred tax assets	1,456	244
Unrecognized deferred income tax assets	$ 1,948	$ 1,280